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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21923
                                                     ---------

                        Oppenheimer Transition 2020 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 5/31/2012
                                                ---------

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
ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)


                                                                     Shares                        Value
                                                                  -------------              ----------------
INVESTMENT COMPANIES-100.1%(1)
ALTERNATIVE FUNDS-6.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                 891,736              $      2,719,795
Oppenheimer Gold & Special Minerals Fund, Cl. Y                          21,754                       619,115
Oppenheimer Master Inflation Protected Securities Fund, LLC             194,792                     2,337,779
Oppenheimer Real Estate Fund, Cl. Y                                      73,600                     1,596,394
                                                                                             ----------------
                                                                                                    7,273,083

DOMESTIC EQUITY FUNDS-44.3%
Oppenheimer Capital Appreciation Fund, Cl. Y                            416,513                    19,809,365
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                    349,684                     7,616,115
Oppenheimer Value Fund, Cl. Y                                         1,252,253                    26,585,330
                                                                                             ----------------
                                                                                                   54,010,810

DOMESTIC FIXED INCOME FUNDS-20.7%
Oppenheimer Champion Income Fund, Cl. Y                               1,199,809                     2,135,661
Oppenheimer Core Bond Fund, Cl. Y                                     2,063,019                    13,987,290
Oppenheimer Limited-Term Government Fund, Cl. Y                         979,361                     9,147,233
                                                                                             ----------------
                                                                                                   25,270,184

FOREIGN EQUITY FUNDS-22.0%
Oppenheimer Developing Markets Fund, Cl. Y                              131,404                     3,897,428
Oppenheimer International Growth Fund, Cl. Y                            584,753                    15,086,627
Oppenheimer International Small Company Fund, Cl. Y                      70,732                     1,334,006
Oppenheimer International Value Fund, Cl. Y                             530,632                     6,569,220
                                                                                             ----------------
                                                                                                   26,887,281

FOREIGN FIXED INCOME FUND-5.3%
Oppenheimer International Bond Fund, Cl. Y                            1,051,937                     6,511,488

MONEY MARKET FUND-1.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%(2)          2,186,526                     2,186,526

Total Investments, at Value (Cost $111,602,844)                           100.1%                  122,139,372
Liabilities in Excess of Other Assets                                      (0.1)                     (121,517)
                                                                  -------------              ----------------
Net Assets                                                                100.0%             $    122,017,855
                                                                  =============              ================

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                      1 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

                                                                      SHARES             GROSS          GROSS           SHARES
                                                                FEBRUARY 29, 2012      ADDITIONS      REDUCTIONS      MAY 31, 2012
                                                                -----------------      ---------      ----------      ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            408,345           16,471          8,303          416,513
Oppenheimer Champion Income Fund, Cl. Y                               1,145,726           76,061         21,978        1,199,809
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                 870,081           38,390         16,735          891,736
Oppenheimer Core Bond Fund, Cl. Y                                     1,989,073          110,585         36,639        2,063,019
Oppenheimer Developing Markets Fund, Cl. Y                              128,190            5,675          2,461          131,404
Oppenheimer Gold & Special Minerals Fund, Cl. Y                          19,076            3,136            458           21,754
Oppenheimer Institutional Money Market Fund, Cl. E                    2,131,939           94,117         39,530        2,186,526
Oppenheimer International Bond Fund, Cl. Y                            1,013,896           57,653         19,612        1,051,937
Oppenheimer International Growth Fund, Cl. Y                            571,291           23,673         10,211          584,753
Oppenheimer International Small Company Fund, Cl. Y                      69,016            3,016          1,300           70,732
Oppenheimer International Value Fund, Cl. Y                             517,259           23,594         10,221          530,632
Oppenheimer Limited-Term Government Fund, Cl. Y                         948,959           48,389         17,987          979,361
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                    341,831           13,791          5,938          349,684
Oppenheimer Master Inflation Protected Securities Fund, LLC             189,758           12,096          7,062          194,792
Oppenheimer Real Estate Fund, Cl. Y                                      71,521            3,357          1,278           73,600
Oppenheimer Value Fund, Cl. Y                                         1,223,175           50,968         21,890        1,252,253

                                                                                                              REALIZED
                                                                      VALUE               INCOME             GAIN (LOSS)
                                                                  -------------        ------------        --------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      $  19,809,365        $          -        $      (12,365)
Oppenheimer Champion Income Fund, Cl. Y                               2,135,661              43,290                (3,546)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y               2,719,795                   -                (7,524)
Oppenheimer Core Bond Fund, Cl. Y                                    13,987,290             155,534                  (314)
Oppenheimer Developing Markets Fund, Cl. Y                            3,897,428                   -                (6,657)
Oppenheimer Gold & Special Minerals Fund, Cl. Y                         619,115                   -                (8,025)
Oppenheimer Institutional Money Market Fund, Cl. E                    2,186,526               1,228                      -
Oppenheimer International Bond Fund, Cl. Y                            6,511,488              70,054                (6,285)
Oppenheimer International Growth Fund, Cl. Y                         15,086,627                   -               (13,392)
Oppenheimer International Small Company Fund, Cl. Y                   1,334,006                   -                (4,234)
Oppenheimer International Value Fund, Cl. Y                           6,569,220                   -               (33,732)
Oppenheimer Limited-Term Government Fund, Cl. Y                       9,147,233              51,707                (1,074)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                  7,616,115                   -                (6,655)
Oppenheimer Master Inflation Protected Securities Fund, LLC           2,337,779              34,528(a)              1,078(a)
Oppenheimer Real Estate Fund, Cl. Y                                   1,596,394               7,311                  (695)
Oppenheimer Value Fund, Cl. Y                                        26,585,330                   -               (19,587)
                                                                  -------------        ------------        --------------
                                                                  $ 122,139,372        $    363,652        $      (123,007)
                                                                  =============        ============        ==============

     a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.   Rate shown is the 7-day yield as of May 31, 2012.

                      2 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

Notes to Statement of Investments

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant

                      3 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of May 31, 2012 based on valuation input level:

                                       LEVEL 1-              LEVEL 2-                LEVEL 3-
                                      UNADJUSTED         OTHER SIGNIFICANT          SIGNIFICANT
                                     QUOTED PRICES       OBSERVABLE INPUTS      UNOBSERVABLE INPUTS           VALUE
                                    ---------------      -----------------      -------------------      ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies                $   119,801,593      $       2,337,779      $                --      $   122,139,372
                                    ---------------      -----------------      -------------------      ---------------
Total Assets                        $   119,801,593      $       2,337,779      $                --      $   122,139,372
                                    ===============      =================      ===================      ===============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                      4 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $    117,591,781
                                                  ================

Gross unrealized appreciation                     $      5,346,992
Gross unrealized depreciation                             (799,401)
                                                  ----------------
Net unrealized appreciation                       $      4,547,591
                                                  ================

                      5 | Oppenheimer Transition 2020 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2020 Fund

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 7/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 7/10/2012

By: /s/ Brian W. Wixted
    --------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 7/10/2012